Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,110,584	54,110,584
Par value (in USD per share)	$ 0.10	$ 0.10
Treasury stock (in shares)	980,000	202,797